Leases (Details 4) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Finance lease ROU Asset - December 31, 2019
Finance lease ROU Asset - September 30, 2020	73,576
Finance lease liability - December 31, 2019
Payment	(12,634)
Finance lease liability - September 30, 2020	14,296
Finance lease liability - short term			$ 55,046
Finance lease liability - total	14,296		14,296
Other information related [Member]
Finance lease ROU Asset - December 31, 2019
Increase	81,976
Amortization	(8,400)
Finance lease ROU Asset - September 30, 2020	73,576
Finance lease liability - December 31, 2019
Increase	81,976
Amortization	1,063
Payment	(13,697)
Finance lease liability - September 30, 2020	69,342
Finance lease liability - short term			55,046
Finance lease liability - long term			14,296
Finance lease liability - total	$ 69,342		$ 69,342